Simplify Volt Cloud and Cybersecurity Disruption ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares Value
Common Stocks – 78 .6%
Communications – 21 .0%
A10 Networks, Inc. ............................................................ 2,645 $ 35,099
Alphabet, Inc. , Class C * ........................................................ 14 1,346
Amazon.com, Inc. * ............................................................ 11 1,243
Cisco Systems, Inc. ............................................................ 6,749 269,960
F5, Inc. * ..................................................................... 652 94,364
Juniper Networks, Inc. .......................................................... 4,818 125,846
Meta Platforms, Inc. , Class A * ................................................... 79 10,719
NortonLifeLock, Inc. ........................................................... 6,914 139,248
Okta, Inc. * (a) ................................................................. 2,876 163,558
Palo Alto Networks, Inc. * ........................................................ 697 114,161
Ribbon Communications, Inc. * ................................................... 1,108 2,460
Trend Micro, Inc. , ADR ......................................................... 1,593 85,640
VeriSign, Inc. * (a) .............................................................. 914 158,762
Wix.com Ltd. * ................................................................ 169 13,221
1,215,627
Consumer, Cyclical – 5 .3%
Sonder Holdings, Inc. * ......................................................... 183,419 304,476
Consumer, Non-cyclical – 2 .9%
Booz Allen Hamilton Holding Corp. (a) ............................................. 1,744 161,058
Teladoc Health, Inc. * ........................................................... 386 9,785
170,843
Industrial – 2 .5%
Thales SA , ADR .............................................................. 6,598 144,562
Technology – 46 .9%
Advanced Micro Devices, Inc. * ................................................... 9 570
Akamai Technologies, Inc. * ...................................................... 1,563 125,540
Apple, Inc. ................................................................... 9 1,244
Arqit Quantum, Inc. * ........................................................... 774 4,358
Braze, Inc. , Class A * ........................................................... 688 23,963
Check Point Software Technologies Ltd. * ........................................... 1,164 130,391
Cloudflare, Inc. , Class A * (a) ..................................................... 4,624 255,754
Confluent, Inc. , Class A * ........................................................ 78 1,854
Crowdstrike Holdings, Inc. , Class A * (a) ............................................ 1,611 265,509
CyberArk Software Ltd. * ........................................................ 879 131,797
Datadog, Inc. , Class A * ......................................................... 45 3,995
DigitalOcean Holdings, Inc. * ..................................................... 283 10,236
Dropbox, Inc. , Class A * ......................................................... 70 1,450
Elastic NV * .................................................................. 15 1,076
Fastly, Inc. , Class A * ........................................................... 182 1,667
Fortinet, Inc. * ................................................................. 2,903 142,624
HashiCorp, Inc. , Class A * ....................................................... 392 12,619
Infosys Ltd. , ADR ............................................................. 8,113 137,678
Intel Corp. ................................................................... 412 10,617
KnowBe4, Inc. , Class A * ........................................................ 1,612 33,546
Leidos Holdings, Inc. (a) ........................................................ 1,609 140,739
Microsoft Corp. ............................................................... 6 1,397
NVIDIA Corp. ................................................................. 12 1,457
OneSpan, Inc. * ............................................................... 817 7,034
PagerDuty, Inc. * .............................................................. 31 715

Simplify Volt Cloud and Cybersecurity Disruption ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
Shares Value
Common Stocks (continued)
Technology (continued)
Palantir Technologies, Inc. , Class A * .............................................. 319 $ 2,594
Ping Identity Holding Corp. * ..................................................... 1,872 52,547
Qualys, Inc. * ................................................................. 595 82,937
Radware Ltd. * ................................................................ 758 16,517
Rapid7, Inc. * ................................................................. 1,969 84,470
Salesforce, Inc. * .............................................................. 10 1,438
Science Applications International Corp. ........................................... 799 70,656
SentinelOne, Inc. , Class A * ...................................................... 5,706 145,845
Snowflake, Inc. , Class A * ....................................................... 31 5,269
Splunk, Inc. * (a) ............................................................... 1,568 117,914
Telos Corp. * .................................................................. 1,135 10,090
Tenable Holdings, Inc. * ......................................................... 2,700 93,960
Texas Instruments, Inc. ......................................................... 575 88,999
Twilio, Inc. , Class A * ........................................................... 340 23,508
UserTesting, Inc. * ............................................................. 2,912 11,415
Varonis Systems, Inc. * ......................................................... 2,646 70,172
VMware, Inc. , Class A .......................................................... 1,164 123,919
Zoom Video Communications, Inc. , Class A * ........................................ 9 662
Zscaler, Inc. * ................................................................. 1,655 272,032
2,722,774
Total Common Stocks (Cost $ 4,906,366 ) ......................................................... 4,558,282
Number of
Contracts Notional Amount
Purchased Options – 19 .9%
Calls – Exchange-Traded – 3 .6%
Amazon.com, Inc. , October Strike Price $ 119 , Expires 10/14/22 ........... 237 $ 2,820,300 42,779
Apple, Inc. , October Strike Price $ 148 , Expires 10/14/22 ................ 511 7,562,800 56,976
Cloudflare, Inc. , January Strike Price $ 230 , Expires 1/20/23 .............. 149 3,427,000 1,043
Cloudflare, Inc. , January Strike Price $ 230 , Expires 1/19/24 .............. 198 4,554,000 15,444
Crowdstrike Holdings, Inc. , January Strike Price $ 260 , Expires 1/19/24 ..... 49 1,274,000 82,565
Datadog, Inc. , January Strike Price $ 280 , Expires 1/20/23 ............... 158 4,424,000 1,264
Datadog, Inc. , January Strike Price $ 290 , Expires 1/19/24 ............... 63 1,827,000 8,568
S&P 500 Index , October Strike Price $ 4,080 , Expires 10/03/22 ........... 17 6,936,000 85
208,724
Puts – Exchange-Traded – 16 .3%
S&P 500 Index , October Strike Price $ 3,620 , Expires 10/07/22 ........... 86 31,132,000 608,020
S&P 500 Index , October Strike Price $ 3,300 , Expires 10/21/22 ........... 161 53,130,000 338,905
946,925
Total Purchased Options (Cost $ 1,621,224 ) ......................................................... 1,155,649
Shares
Money Market Funds – 12.8%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(b)
(Cost $ 741,032 ) ............................................................. 741,032 741,032

Simplify Volt Cloud and Cybersecurity Disruption ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
3
Value
Total Investments – 111.3%
(Cost $ 7,268,622 ) ........................................................................... $ 6,454,963
Liabilities in Excess of Other Assets – ( 11 .3 ) % ....................................................... (655,626)
Net Assets – 100.0% .......................................................................... $ 5,799,337
Number of
Contracts Notional Amount
Written Options – (11.3)%
Puts – Exchange-Traded – (11.3)%
S&P 500 Index , October Strike Price $ 3,600 , Expires 10/07/22 ........... (86) $ (30,960,000) $ (519,010)
S&P 500 Index , October Strike Price $ 3,100 , Expires 10/21/22 ........... (161) (49,910,000) (133,630)
(652,640)
Total Written Options (Premiums Received $ 484,752 ) ................................................. $ (652,640)
* Non Income Producing
(a) Securities with an aggregate market value of $855,371 have been pledged as collateral for options as of September 30, 2022.
(b) Rate shown reflects the 7-day yield as of September 30, 2022.
ADR : American Depositary Receipt
Summary of Investment Type
Industry
% of Net
Assets
Common Stocks ................................................................................. 78 .6%
Purchased Options ............................................................................... 19 .9%
Money Market Funds ............................................................................. 12 .8%
Total Investments ................................................................................ 111 .3%
Liabilities in Excess of Other Assets .................................................................. ( 11 .3 ) %
Net Assets ..................................................................................... 100 .0%